Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock cumulative, non voting, par value	$ 100	$ 100
Preferred stock cumulative, non voting, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	10,292,069	10,292,069
Common stock, shares outstanding	9,833,430	9,833,430
Series A
Preferred stock cumulative, non voting, shares issued	10,000	10,000
Preferred stock cumulative, non voting, shares outstanding	10,000	10,000
Series B
Preferred stock cumulative, non voting, shares issued	6,078	6,078
Preferred stock cumulative, non voting, shares outstanding	6,078	6,078
Series C
Preferred stock cumulative, non voting, shares issued	10,000	0
Preferred stock cumulative, non voting, shares outstanding	10,000	0